UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: OCTOBER 31, 2011.

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       10/31/2011__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:        $95,096


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     5584   190508 SH       SOLE                   190508        0        0
American Capital Agency Corp.  COM              02503X105     2738    99535 SH       SOLE                    99535        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101     2984    75975 SH       SOLE                    75975        0        0
BEST BUY                       COM              086516101     2428    92550 SH       SOLE                    92550        0        0
BOEING COMPANY                 COM              097023105     3694    56153 SH       SOLE                    56153        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     4551   375455 SH       SOLE                   375455        0        0
CONOCOPHILLIPS                 COM              20825C104     5794    83194 SH       SOLE                    83194        0        0
CONSOLIDATED EDISON INC        COM              209115104     2274    39300 SH       SOLE                    39300        0        0
DUPONT DE NEMOUR               COM              263534109     5091   105913 SH       SOLE                   105913        0        0
FREEPORT MCMORAN               COM              35671D857     2822    70098 SH       SOLE                    70098        0        0
GENERAL ELECTRIC CO            COM              369604103     5172   309535 SH       SOLE                   309535        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3918    35765 SH       SOLE                    35765        0        0
JOHNSON & JOHNSON              COM              478160104     5357    83200 SH       SOLE                    83200        0        0
MICROSOFT CORP                 COM              594918104     2272    85335 SH       SOLE                    85335        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     2104    71075 SH       SOLE                    71075        0        0
PENGROWTH ENERGY CORP          COM              70706P104     4251   406825 SH       SOLE                   406825        0        0
PERMIAN BASIN ROYALTY          COM              714236106     4236   214475 SH       SOLE                   214475        0        0
PFIZER INC                     COM              717081103     1811    94025 SH       SOLE                    94025        0        0
SAFEWAY INC NEW                COM              786514208     2992   154470 SH       SOLE                   154470        0        0
SYSCO CORPORATION              COM              871829107     1973    71190 SH       SOLE                    71190        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     3735    53180 SH       SOLE                    53180        0        0
VISA INC.                      COM              92826C839     5461    58555 SH       SOLE                    58555        0        0
WELLS FARGO & CO               COM              949746101     4490   173274 SH       SOLE                   173274        0        0
WINDSTREAM CORP                COM              97381W104     4535   372600 SH       SOLE                   372600        0        0
NORDIC AMERICAN TANKERS LTD    COM              G65773106     2553   177030 SH       SOLE                   177030        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     2276   276570 SH       SOLE                   276570        0        0